Per share amounts - Disclosure of Detailed Information about Weighted Average Number of Shares Per Share (Detail) - shares shares in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [line items]
Basic	76.0	80.9
Dilutive impact	0.0	3.2
Diluted	76.0	84.1